Leases - Maturities of operating lease liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Leases
2027	$ 3,837
2028	3,002
2029	1,397
2030	624
2031	126
Total lease payments	8,986
Less: imputed interest	(623)
Total lease obligations	8,363
Current	3,471	$ 3,178
Long-term	$ 4,892	$ 4,718